Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2022
Significant Accounting Policies
Schedule of movements of the allowance for doubtful accounts
The following table sets out movements of the allowance for doubtful accounts for the nine months ended September 30, 2021 and 2022:

	For the Nine Months Ended September 30,
	2021	2022
	RMB in thousands
Beginning balance	121,003	292,473

Provisions	103,408	110,483
Write-offs	—	(6,854)
Ending balance	224,411	396,102